CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from Operating Activities:
Net Income (Loss)	$ (1,327,544)	$ (1,651,218)	$ (4,490,972)	$ (4,480,544)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	45,422	137,463	207,837	19,470
Loss on conversion of debt			0	24,376
Amortization debt discount	0	275,176	275,176	340,568
Foreign currency translation	175,630	257,164	739,891	42,899
Stock-based compensation	131,247	440,760	903,704	284,643
Gain on derivative liabilites			0	(5,607)
Impairment of investment			0	762,000
Changes in assets and liabilities:
Accounts Receivable	689,931	(1,163,086)	(1,022,904)	(542,210)
Inventories	(217,138)	(276,351)	(217,188)	(279,783)
Prepayment to suppliers	(186,625)	29,555	27,740	(108,996)
Other assets	(61,696)	(146,253)	17,598	(19,522)
Accounts payable, other payables and accrued expenses	(82,224)	2,234,669	1,929,247	1,033,656
Accrued retirement benefits	77,942	151	90,798	(59,886)
Advances from customers	(131,724)	(2,290)	883,658	(394,488)
Taxes payable	105,635	211,708	(59,894)	12,628
Net cash used in operating activities:	(781,144)	347,448	(715,309)	(3,370,796)
Cash flows from investing activities:
Investment in equipment	(65,302)	(118,359)	(332,218)	(16,846)
Payments on deposits	0	(176,295)	(295,058)	0
Net cash provided(used) in investing activities:	(65,302)	(294,654)	(627,276)	(16,846)
Cash flows from financing activities:
Proceeds from notes payable	186,946	425,176	427,208	801,433
Payments on related party debt net			(10,241)	0
Payments on notes payable	0	(261,880)	(441,140)	0
Proceeds from issuance of stock & warrants	1,123,475	29,037	1,393,389	2,801,613
Net cash provided(used) by financing activities:	1,569,999	192,333	1,369,216	3,603,046
Net Increase in cash and cash equivalents:	723,553	245,127	26,631	215,404
Cash and cash equivalents - beginning of year	243,809	217,178	217,178	1,774
Cash and cash equivalents - end of year	967,362	462,305	243,809	217,178
Supplemental disclosure of cash flow activities:
Interest	9,328	4,817	43,878	0
Income taxes	0	0	0	4,817
Supplemental disclosures of non cash activities:
Conversion of derivative liability	0	819,922	819,922	569,584
Goodwill on acquisition	660,928	612,445	612,445	0
Conversion of debt for common stock	0	801,433	1,901,433	98,496
Common stock issued for services	$ 131,247	$ 440,760	$ 903,704	$ 284,643